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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 06/30/08

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Glazer Capital, LLC

Address:237 Park Avenue, Suite 900,
   	New York, NY 10017



Form 13F File Number: 028-11674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Glazer
Title: President, CEO Glazer Capital, LLC
Phone: (212) 808-7394


Signature, Place, and Date of Signing:

Paul J Glazer			New York, NY			15 August 2008
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE


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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 21,290,665

Form 13F Information Table Value Total: $ 223,082,662



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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USD


ITEM 1				ITEM 2	ITEM 3	  	ITEM 4  	ITEM 5  	ITEM 6		SHARED
NAME OF ISSUER			TITLE 	CUSIP 		FAIR MKT 	SHARES OR  	SOLE	SHARED	OTHER
				CLASS 	NUMBER		VALUE		PRIN AMOUNT  	(A)	(B)	(C)
ANGELICA CORP			COMMON	034663104	1,271,873 	59,750 N	X
Ansoft Corp			COMMON	036384105	6,428,203 	176,599 N	X
Barrier Therapeutics Inc	COMMON	06850R108	6,420,904 	1,597,240 N	X
BENTLEY PHARMACEUTICALS INC	COMMON	082657107	355,300 	22,000 N	X
Bronco Drilling Co Inc		COMMON	112211107	1,978,753 	107,658 N	X
CAM Commerce Solutions Inc	COMMON	131916108	5,917,305 	149,013 N	X
CHC HELICOPTER CORP		CL A	12541C203	3,944,648 	127,800 N	X
CLAYTON HLDGS INC		COMMON	18418N107	592,617 	99,266 N	X
CLEAR CHANNEL COMM INC		COMMON	184502102	9,444,159 	268,300 N	X
Credence Systems Corp		COMMON	225302108	127,035 	97,720 N	X
ELECTRONIC DATA SYSTEMS CORP	COMMON	285661104	11,782,010 	478,166 N	X
Enliven Marketing Tech Corp	COMMON	293361101	2,535,496 	2,988,864 N	X
Esmark Inc			COMMON	296475106	9,649,366 	504,674 N	X
FTD Group Inc			COMMON	30267U108	15,200,625 	1,140,332 N	X
GETTY IMAGES INC		COMMON	374276103	17,786,105 	524,200 N	X
CALL GYI US 			CALL O	374276903	167,720 	42,400 C	X
GILAT SATELLITE NETWORKS	SHRS	M51474118	10,202,049 	938,551 N	X
GREENFIELD ONLINE INC		COMMON	395150105	5,612,187 	376,152 N	X
HIRERIGHT INC			COMMON	433538105	5,503,036 	321,815 N	X
CALL HUN US 			CALL O	447011107	16,901 	 	25,410 C	X
INTERTAPE POLYMER GROUP INC	COMMON	460919103	367,583 	111,957 N	X
IOMAI CORP			COMMON	46202P103	8,513,555 	1,311,796 N	X
IONA TECHNOLOGIES		COMMON	46206P109	3,527,201 	895,229 N	X
CALL IVGN US			CALL O	46185R950	393,957 	186,500 C	X
JAZZ TECHNOLOGIES INC		COMMON	472140000	70,666 		58,889 N	X
KINTERA INC			COMMON	49720P506	148,875 	134,122 N	X
LAPORTE BANCORP INC		COMMON	516650108	214,086 	31,027 N	X
MASSBANK CORP			COMMON	576152102	297,155 	7,508 	N	X
NAVTEQ CORP			COMMON	63936L100	7,374,521 	95,773 N	X
NEW AMERICA HIGH INCOME FUND	COMMON	641876107	609,662 	381,039 N	X
Optium Corp			COMMON	68402T107	2,560,587 	351,729 N	X
PHOTON DYNAMICS			COMMON	719364101	13,525,899 	896,943 N	X
CALL PHTN US 			CALL O	719364901	10,447 	 	4,000 	C	X
RURAL CELLULAR CORP		COMMON	781904107	2,282,828 	51,288 N	X
SAFECO CORP			COMMON	786429100	7,648,650 	113,887 N	X
SYS				COMMON	785070103	1,068,799 	433,397 N	X
TERCICA INC			COMMON	88078L105	17,496,106 	1,981,439 N	X
THIRD WAVE TECHNOLOGIES		COMMON	88428W108	21,543,787 	1,930,447 N	X
Thomson Reuters PLC		ADRS	885141101	5,706,273 	35,232 N	X
Trizetto Group			COMMON	896882107	10,201,210 	477,138 N	X
TUMBLEWEED COMMUNICATIONS INC	COMMON	899690101	4,584,523 	1,755,415 N	X
			 				223,082,662 	 21,290,665



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